Stockholders' Equity (Distributions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividends Payable [Line Items]
Dividends, percent	100.00%	100.00%	100.00%
Dividends paid (in usd per share)	$ 0.42	$ 0.83	$ 0.92
Return of capital (1)
Dividends Payable [Line Items]
Dividends, percent	100.00%	100.00%	100.00%
Dividends paid (in usd per share)	$ 0.42	$ 0.83	$ 0.92
Capital gain dividend income
Dividends Payable [Line Items]
Dividends, percent	0.00%	0.00%	0.00%
Dividends paid (in usd per share)	$ 0	$ 0	$ 0
Ordinary dividend income
Dividends Payable [Line Items]
Dividends, percent	0.00%	0.00%	0.00%
Dividends paid (in usd per share)	$ 0	$ 0	$ 0